Income tax - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Tax expense recognized in other comprehensive income	$ 51	$ 10	$ 25
Current tax benefit recognized for refund claim	57
Write-off of previously recognized deferred tax assets	44	0	227
Change in unrecognized tax losses and temporary differences	34	(9)	(3)
Tax benefit	(1)	16	339
Tax benefit recognized in equity			42
Tax Cuts and Jobs Act of 2017, change in tax rate, deferred tax asset			$ 227
Tax Cuts and Jobs Act of 2017, change in tax rate, deferred tax liability		5
Current tax assets	9	14
Current tax liabilities	$ 30	$ 27